Trade and other payable (Detail) - ZAR (R) R in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other payables
Trade creditors	R 4,325.1	R 3,208.0	R 2,200.0
Accruals and other creditors	4,166.2	3,195.6	2,952.7
Other	32.5	1,335.9	7.2
Financial liabilities	8,523.8	7,739.5	5,159.9
Payroll creditors	2,491.5	1,898.2	1,465.3
Leave pay accrual	2,016.4	1,692.5	1,152.6
VAT payable	175.7	135.7	78.5
Total trade and other payables	R 13,207.4	R 11,465.9	R 7,856.3